Document and Entity Information	May 25, 2018
Prospectus:
Document Type	497
Document Period End Date	May 25, 2018
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	May 25, 2018
Document Effective Date	May 25, 2018
Prospectus Date	Feb. 05, 2018
Center Coast Brookfield MLP Focus Fund | Class A
Prospectus:
Trading Symbol	CCCAX
Center Coast Brookfield MLP Focus Fund | Class C
Prospectus:
Trading Symbol	CCCCX
Center Coast Brookfield MLP Focus Fund | Class I
Prospectus:
Trading Symbol	CCCZX
Center Coast Brookfield MLP Focus Fund | Class T
Prospectus:
Trading Symbol	CCCDX
Center Coast Brookfield MLP Focus Fund | Class Y
Prospectus:
Trading Symbol	CCCNX